Share capital (Schedule of Stock Options Outstanding and Exercisable) (Details) shares in Thousands	Sep. 30, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding | shares	3,120	2,316	1,771
Weighted average exercise price	$ 3.79	$ 3.06	$ 4.64
Exercisable | shares	1,849
Weighted average exercise price	$ 3.37
CAD 2.00 to 3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	0.40
Outstanding | shares	691
Weighted average exercise price	$ 2.04
Exercisable | shares	691
Weighted average exercise price	$ 2.04
CAD 2.00 to 3.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	2
CAD 2.00 to 3.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 3
CAD 3.01 to 4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	1.32
Outstanding | shares	1,025
Weighted average exercise price	$ 3.85
Exercisable | shares	683
Weighted average exercise price	$ 3.85
CAD 3.01 to 4.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	3.01
CAD 3.01 to 4.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 4
CAD 4.01 to 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	2.26
Outstanding | shares	1,364
Weighted average exercise price	$ 4.58
Exercisable | shares	462
Weighted average exercise price	$ 4.58
CAD 4.01 to 5.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	4.01
CAD 4.01 to 5.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 5
CAD 5.01 to 6.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	2.32
Outstanding | shares	40
Weighted average exercise price	$ 5.55
Exercisable | shares	13
Weighted average exercise price	$ 5.55
CAD 5.01 to 6.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	5.01
CAD 5.01 to 6.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 6